UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23439

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ETF Opportunities Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

Practus, LLP
11300 Tomahawk Creek Parkway,
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Kingsbarn Dividend Opportunity ETF

ITEM 1.(a).    Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT APRIL 30, 2026
Kingsbarn Dividend Opportunity ETF
TICKER: DVDN (Listed on the NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Kingsbarn Dividend Opportunity ETF for the period of November 1, 2025 to April 30, 2026. You can ﬁnd additional information about the Fund at www.kingsbarncapital.com/kingsbarn-dvdn-dividend-opportunity-etf/. You can also request this information by contacting us at (866) 788-7878.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kingsbarn Dividend Opportunity ETF	$44	0.90%[1]

1 Annualized.

How did the Fund Perform?

The Kingsbarn Dividend Opportunity ETF (the “Fund”) returned -4.73% for the six-month period of 11/1/2025 to 04/30/2026. The Fund underperformed its broad-based benchmark, the S&P 500® index, which returned 6.03% over the same period. Additionally, the Fund underperformed its secondary indices, the MVIS US Mortgage REITs Index and the MVIS US Business Development Companies Index, which returned 9.51% and -1.45%, respectively, during the same period.

What Factors Influenced Performance?

During March and April 2026, the Fund’s investment universe of income-oriented specialty finance sectors, including Mortgage REITs and Business Development Companies, was negatively impacted by heightened geopolitical conflict, rising energy prices, higher inflation expectations, higher long-term interest rates, and increased interest-rate volatility. Additionally, as a more concentrated portfolio than the two secondary indices against which the Fund is benchmarked, the market volatility negatively impacted the performance of the Mortgage REITs and Business Development Companies held by the Fund to a greater extent than realized by the comparable indices.

Market Review

The Fund remained confident that a concentrated portfolio of Agency Residential Mortgage REITs, along with select Commercial Mortgage REITs and Business Development Companies, would deliver attractive total returns as market volatility normalized and investment spreads remained favorable for levered Residential Mortgage-Backed Security investors. The Fund also believed that select Commercial Mortgage REITs continued to trade at meaningful discounts to the value of their underlying assets and represented attractive risk-adjusted return opportunities if commercial real estate markets continued to stabilize.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Kingsbarn Dividend Opportunity ETF - $9,980
S&P 500® Index - $17,588
MVIS US Mortgage REITs Index - $13,741
MVIS US Business Development Companies Index - $11,559
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
11/2/23*
4/30/24
10/31/24
4/30/25
10/31/25
4/30/26

* Inception

Annual Performance
	1 year	Average Annual Total Return Since Inception
Kingsbarn Dividend Opportunity ETF	-9.27%	-0.08%
S&P 500® Index	31.05%	25.41%
MVIS US Mortgage REITs Index	17.43%	13.59%
MVIS US Business Development Companies Index	-1.74%	5.98%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The MVIS US Mortgage REITs Index tracks the performance of publicly traded mortgage real estate investment trusts (REITs) in the United States, which focus on investing in mortgage-backed securities and other real estate financing instruments.

The MVIS US Business Development Companies Index measures the performance of publicly traded business development companies (BDCs) in the United States, which provide financing to small and mid-sized businesses through loans and equity investments.

Visit www.kingsbarncapital.com/kingsbarn-dvdn-dividend-opportunity-etf/ for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Kingsbarn Dividend Opportunity ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026)
Fund Net Assets	$3,520,864
Number of Holdings	18
Total Net Advisory Fee	$14,221
Portfolio Turnover Rate	521.49%

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Sector Breakdown

Top 10 Holdings
Ready Capital Corp.	7.09%
Orchid Island Capital, Inc.	6.98%
AGNC Investment Corp.	6.88%
Ares Commercial Real Estate Corp.	6.87%
Prospect Capital Corp.	6.76%
Arbor Realty Trust, Inc.	6.71%
Invesco Mortgage Capital, Inc.	6.65%
New York Mortgage Trust, Inc.	5.02%
OFS Capital Corp.	4.58%
Acres Commercial Realty Corp.	4.57%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.kingsbarncapital.com/kingsbarn-dvdn-dividend-opportunity-etf/.

Kingsbarn Dividend Opportunity ETF Tailored Shareholder Report

ITEM 1.(b).    Not applicable.

ITEM 2.       CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.       INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Kingsbarn Dividend Opportunity ETF

(DVDN)

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Six Months Ended April 30, 2026 (unaudited)

KINGSBARN DIVIDEND OPPORTUNITY ETF
Schedule of Investments	April 30, 2026 (unaudited)
		Shares	Value
97.68%	COMMON STOCKS

20.00%	BUSINESS DEVELOPMENT COMPANIES
	Advanced Flower Capital Inc.	53,225	$151,159
	OFS Capital Corp.	39,826	161,295
	Portman Ridge Finance Corporation	19,512	153,950
	Prospect Capital Corp.	87,824	238,003
			704,407

34.32%	COMMERCIAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS
	Acres Commercial Realty Corp.(A) REIT	7,634	161,001
	Arbor Realty Trust, Inc. REIT	29,901	236,218
	Ares Commercial Real Estate Corp. REIT	46,244	241,856
	Claros Mortgage Trust, Inc.(A) REIT	60,466	159,630
	Nexpoint Real Estate Finance, Inc. REIT	11,079	159,759
	Ready Capital Corp. REIT	132,116	249,699
			1,208,163

43.36%	RESIDENTIAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS
	Adamas Trust, Inc. REIT	19,668	176,619
	AGNC Investment Corp. REIT	21,968	242,088
	Angel Oak Mortgage, Inc. REIT	17,348	157,347
	Annaly Capital Management, Inc. REIT	6,858	157,048
	ARMOUR Residential, Inc. REIT	8,835	154,966
	Chimera Investment Corp. REIT	11,543	158,716
	Invesco Mortgage Capital, Inc. REIT	28,794	234,095
	Orchid Island Capital, Inc. REIT	34,962	245,783
			1,526,662

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  April 30, 2026

KINGSBARN DIVIDEND OPPORTUNITY ETF
Schedule of Investments - continued	April 30, 2026 (unaudited)
		Value
97.68%	TOTAL COMMON STOCKS
	(Cost: $3,311,963)	$3,439,232

97.68%	TOTAL INVESTMENTS
	(Cost: $3,311,963)	3,439,232
2.32%	Other assets, net of liabilities	81,632
100.00%	NET ASSETS	$3,520,864

(A)    Non-income producing.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  APRIL 30, 2026

KINGSBARN DIVIDEND OPPORTUNITY ETF
Statement of Assets and Liabilities	April 30, 2026 (unaudited)
ASSETS
Investments at value (cost of $3,311,963) (Note 1)	$3,439,232
Cash	70,436
Dividends recievable	13,540
TOTAL ASSETS	3,523,208
LIABILITIES
Accrued advisory fees	2,344
TOTAL LIABILITIES	2,344
NET ASSETS	$3,520,864
Net Assets Consist of:
Paid-in capital	$4,587,289
Distributable earnings (accumulated deficits)	(1,066,425)
Net Assets	$3,520,864
NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	200,000
Net Asset Value and Offering Price Per Share	$17.60

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  APRIL 30, 2026

KINGSBARN DIVIDEND OPPORTUNITY ETF
Statement of Operations	Six Months Ended April 30, 2026 (unaudited)
INVESTMENT INCOME
Dividend Income	$215,720
Total investment income	215,720
EXPENSES
Investment advisory fees (Note 2)	14,221
Total expenses	14,221
Net investment income (loss)	201,499
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(590,652)
Net change in unrealized appreciation (depreciation) of investments	249,672
Net realized and unrealized gain (loss) on investments	(340,980)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(139,481)

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  APRIL 30, 2026

KINGSBARN DIVIDEND OPPORTUNITY ETF
Statements of Changes in Net Assets
	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$201,499	$299,634
Net realized gain (loss) on investments	(590,652)	(592,342)
Net change in unrealized appreciation (depreciation) of investments	249,672	(111,513)
Increase (decrease) in net assets from operations	(139,481)	(404,221)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(187,091)	(351,724)
Decrease in net assets from distributions	(187,091)	(351,724)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	513,352	3,724,753
Shares redeemed	—	(458,200)
Increase (decrease) in net assets from capital stock transactions	513,352	3,266,553
NET ASSETS
Increase (decrease) during period	186,780	2,510,608
Beginning of period	3,334,084	823,476
End of period	$3,520,864	$3,334,084

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  APRIL 30, 2026

KINGSBARN DIVIDEND OPPORTUNITY ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Period Ended October 31, 2024*
Net asset value, beginning of period	$19.61	$27.45	$25.00
Investment activities
Net investment income (loss)(1)	1.17	3.11	3.73
Net realized and unrealized gain (loss) on investments(2)	(2.11)	(6.84)	1.97
Total from investment activities	(0.94)	(3.73)	5.70
Distributions
Net investment income	(1.07)	(3.22)	(3.25)
Net realized gain	—	(0.89)	—
Total distributions	(1.07)	(4.11)	(3.25)
Net asset value, end of period	$17.60	$19.61	$27.45
Total Return(3)	(4.73%)	(14.49%)	22.49%
Ratios/Supplemental Data
Ratios to average net assets(4)(6)
Expenses	0.90%	0.90%	0.90%
Net investment income (loss)	12.75%	13.40%	12.76%
Portfolio turnover rate(5)	521.49%	1,429.32%	1,049.98%
Net assets, end of period (000’s)	$3,521	$3,334	$823

(1)   Per share amounts calculated using the average shares outstanding during each period.

(2)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing share transactions for the period.

(3)   Total return is for the period indicated and has not been annualized for periods less than one year.

(4)   Ratios to average net assets have been annualized.

(5)   Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

(6)   Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

*   The Fund commenced operations on November 2, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  APRIL 30, 2026

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements	April 30, 2026 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Kingsbarn Dividend Opportunity ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on November 2, 2023.

The Fund’s investment objective is to seek current income while maintaining prospects for capital appreciation.

The Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading, “Principal Investment Strategies,” are used by Kingsbarn Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s

FINANCIAL STATEMENTS  |  APRIL 30, 2026

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	April 30, 2026 (unaudited)

Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask prices on such over-the-counter market. Investments in money market funds are valued at their net asset value (“NAV”) per share, as reported by such investment companies.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS  |  APRIL 30, 2026

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	April 30, 2026 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of April 30, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,439,232	$–	$–	$3,439,232
	$3,439,232	$–	$–	$3,439,232

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the six months ended April 30, 2026.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

FINANCIAL STATEMENTS  |  APRIL 30, 2026

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	April 30, 2026 (unaudited)

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the six months ended April 30, 2026, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

FINANCIAL STATEMENTS  |  APRIL 30, 2026

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	April 30, 2026 (unaudited)

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of April 30, 2026:

Creation Unit Shares	Creation Transaction Fee	Value
10,000	$250	$176,000

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into

FINANCIAL STATEMENTS  |  APRIL 30, 2026

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	April 30, 2026 (unaudited)

contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes office space and certain administrative services; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for the oversight of the investment sub-advisor. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.90%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

The Advisor has retained Vident Asset Management, (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing, subject to the supervision of the Advisor and the Board. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on the Fund’s daily net assets, at an annual rate of 0.065% on assets up to $250,000,000, 0.06% on assets from $250,000,000 to $500,000,000, and 0.055% on assets in excess of $500,000,000, subject to a minimum annual fee of $50,000.

FINANCIAL STATEMENTS  |  APRIL 30, 2026

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	April 30, 2026 (unaudited)

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Fund for serving as officers of the Trust.

FINANCIAL STATEMENTS  |  APRIL 30, 2026

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	April 30, 2026 (unaudited)

The Trust’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions for the six months ended April 30, 2026, were as follows:

Purchases	Sales
$16,561,741	$16,591,624

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended April 30, 2026, were as follows:

Purchases	Sales	Realized Gains (Losses)
$500,057	$–	$–

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual period beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Funds’ financial statements.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification

FINANCIAL STATEMENTS  |  APRIL 30, 2026

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	April 30, 2026 (unaudited)

may also result from the treatment of short-term gains as ordinary income for tax purposes. The tax character of distributions paid during the six months ended April 30, 2026 and year ended October 31, 2025, were as follows:

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Distributions paid from:
Ordinary income	$187,091	$351,724
	$187,091	$351,724

As of April 30, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$16,446
Accumulated net realized gain (loss) on investments	(1,210,140)
Net unrealized appreciation (depreciation) on investments	127,269
$(1,066,425)

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$3,311,963	$152,504	$(25,235)	$127,269

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer

FINANCIAL STATEMENTS  |  APRIL 30, 2026

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	April 30, 2026 (unaudited)

or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Shares sold	30,000	160,000
Shares redeemed	–	(20,000)
Net increase (decrease)	30,000	140,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected.

FINANCIAL STATEMENTS  |  APRIL 30, 2026

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	April 30, 2026 (unaudited)

As of April 30, 2026, 43.36% and 34.32% of the value of the net assets of the Fund were invested in securities within the Residential Mortgage Real Estate Investment Trusts and Commercial Mortgage Real Estate Investment Trusts sectors, respectively.

NOTE 8 – PORTFOLIO TURNOVER RATE RISK

A fund with a high rate of portfolio turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. A fund with a high rate of portfolio turnover may also pay more brokerage commissions and may be more likely to incur other transaction costs (including imputed transaction costs), which may detract from performance. The Fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transactions costs it incurs will vary over time based on market conditions.

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and has noted no additional items that require disclosure.

FINANCIAL STATEMENTS  |  APRIL 30, 2026

KINGSBARN DIVIDEND OPPORTUNITY ETF
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because Kingsbarn Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Agreement.

Not applicable.

FINANCIAL STATEMENTS  |  APRIL 30, 2026

ITEM 8.        CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.       REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.        STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.       DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.       PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.       CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.       RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.       EXHIBITS.

(a)(1)      Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)     Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant – Not applicable.

(b)        Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 7, 2026
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: July 7, 2026

*   Print the name and title of each signing officer under his or her signature.